Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

									Value of Initial Fixed $100 Investment Based On
Year	Summary Compens-ation Table Total for PEO (1)	Compens-ation Actually Paid to PEO	Summary Compens-ation Table Total for PEO (2)		Compens-ation Actually Paid to PEO	Average Summary Compens-ation Table Total for Non-PEO NEOs (3)		Average Compens-ation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (millions)	Company Selected Measure - Adjusted Earnings Per Share (5)
2022	$6,829,092	$836,388				$1,871,210	(7)	$504,774	$75.53	$126.86	$310.7	$3.40
2021	$6,798,263	$8,393,496				$2,087,346	(8)	$2,451,378	$114.52	$134.36	$363.6	$3.56
2020	$5,918,135	$9,066,928	$1,643,555	(6)	$(1,405,767)	$2,642,866	(9)	$2,825,257	$97.90	$110.96	$164.3	$2.21

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	(6) Effective March 1, 2020, Ms. Sullivan retired from her role as CEO.(7) The average CAP for 2022 comprised compensation for Messrs. Vasington, Picon, Verras, and Lidforss.(8) The average CAP for 2021 comprised compensation for Messrs. Vasington, Nargolwala, Picon, and Lidforss.(9) The average CAP for 2020 comprised compensation for Messrs. Vasington, Beringhause, Nargolwala, Etienvre, and Chawla.
Peer Group Issuers, Footnote [Text Block]	(4) The peer group used for calculating Peer Group Total Shareholder Return is the S&P 500 Industrial Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(1) The PEO Summary Compensation Table to compensation actually paid reconciliation for Mr. Cote is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Summary Compensation Table Change in Pension Value	Change in year-end value of prior years' awards unvested on 12/31/2022 plus change in value of prior years' awards that vested in 2022	Pension Service Cost for each calendar year	PEO CAP
	a	b	c	d	e	a-b-c+d+e
2022	$6,829,092	$5,060,044	$—	$(932,660)	$—	$836,388
2021	$6,798,263	$4,600,088	$—	$6,195,321	$—	$8,393,496
2020	$5,918,135	$4,302,527	$—	$7,451,320	$—	$9,066,928

(2) The PEO Summary Compensation Table to compensation actually paid reconciliation for Ms. Sullivan is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Summary Compensation Table Change in Pension Value	Change in year-end value of prior years' awards unvested on 12/31/2022 plus change in value of prior years' awards that vested in 2022	Pension Service Cost for each calendar year	PEO CAP
	a	b	c	d	e	a-b-c+d+e
2020	$1,643,555	$150,017	$943,103	$(1,956,202)	$—	$(1,405,767)

Non-PEO NEO Average Total Compensation Amount	$ 1,871,210	$ 2,087,346	$ 2,642,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 504,774	2,451,378	2,825,257
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(3) The average non-PEO NEO Summary Compensation Table to compensation actually paid reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Summary Compensation Table Change in Pension Value	Change in year-end value of prior years' awards unvested on 12/31/2022 plus change in value of prior years' awards that vested in 2022	Pension Service Cost for each calendar year	Non- PEO CAP
	a	b	c	d	e	a-b-c+d+e
2022	$1,871,210	$1,012,565	$—	$(353,871)	$—	$504,774
2021	$2,087,346	$1,062,548	$—	$1,426,580	$—	$2,451,378
2020	$2,642,866	$1,409,312	$81,951	$1,673,654	$—	$2,825,257

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Depicted above: the indirect relationship between Adjusted EPS and compensation actually pad ("CAP").
Adjusted EPS data points are discrete outcomes. Trend line added to depict alignment with PEO and average non-PEO CAP.

Depicted above: the indirect relationship between Return-On-Invested-Capital ("ROIC") and compensation actually pad ("CAP").
ROIC data points are discrete outcomes. Trend line added to depict alignment with PEO and average non-PEO CAP.
Depicted above: the indirect relationship between Adjusted Operating Income and compensation actually pad ("CAP").
Adjusted Operating Income data points are discrete outcomes. Trend line added to depict alignment with PEO and average non-PEO CAP.

Depicted above: the indirect relationship between Adjusted Free Cash Flow and compensation actually pad ("CAP").
Adjusted Free Cash Flow data points are discrete outcomes. Trend line added to depict alignment with PEO and average non-PEO CAP.

Tabular List [Table Text Block]

Measure	Program	Influence on PEO Total Direct Compensation at Target	Influence on Non-PEO Total Direct Compensation at Target
Adjusted Earnings Per Share	Long-term Incentive Pay - PRSU	22.0%	18.9%
Return On Invested Capital	Long-term Incentive Pay - PRSU	22.0%	18.9%
Adjusted Operating Income(1)	Annual Incentive Bonus	8.9%	13.6%
Adjusted Free Cash Flow (2)	Annual Incentive Bonus	3.8%	5.8%
(1) Adjusted Operating Income for purposes of the Annual Incentive Bonus excludes any impact from divestitures and final results are inclusive of a proforma based on the annual plan of any divested business.

(2) Adjusted Free Cash Flow for purposes for the Annual Incentive Bonus excludes any impact from acquisition related retention costs deemed as compensation for USGAAP purposes.

Total Shareholder Return Amount	$ 75.53	114.52	97.90
Peer Group Total Shareholder Return Amount	126.86	134.36	110.96
Net Income (Loss)	$ 310,700,000	$ 363,600,000	$ 164,300,000
Company Selected Measure Amount	3.40	3.56	2.21
Additional 402(v) Disclosure [Text Block]	(5) For pay versus performance analysis, Adjusted EPS aligns with the Adjusted EPS values for our long-term incentive performance awards as discussed on pages 32 - 35 of this proxy statement.
Mr. Cote [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,829,092	$ 6,798,263	$ 5,918,135
PEO Actually Paid Compensation Amount	$ 836,388	8,393,496	9,066,928
Ms. Sullivan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,643,555
PEO Actually Paid Compensation Amount			(1,405,767)
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return On Invested Capital
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income(1)
PEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow (2)
PEO [Member] | Mr. Cote [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,060,044	4,600,088	4,302,527
PEO [Member] | Mr. Cote [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Cote [Member] | Equity Awards Unvested Plus Change In Value Of Prior Years' Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(932,660)	6,195,321	7,451,320
PEO [Member] | Mr. Cote [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Ms. Sullivan [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			150,017
PEO [Member] | Ms. Sullivan [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			943,103
PEO [Member] | Ms. Sullivan [Member] | Equity Awards Unvested Plus Change In Value Of Prior Years' Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,956,202)
PEO [Member] | Ms. Sullivan [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,012,565	1,062,548	1,409,312
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	81,951
Non-PEO NEO [Member] | Equity Awards Unvested Plus Change In Value Of Prior Years' Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(353,871)	1,426,580	1,673,654
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0